Members’ Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Aug. 28, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Units outstanding		1
Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Loan available amount			$ 20,000
Common Class A [Member]
Class of Stock [Line Items]
Units outstanding	47,312,582	769,721
Common Class A [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units outstanding		8,500		8,500
Common Class C [Member]
Class of Stock [Line Items]
Units outstanding			128
Participation threshold price per unit			$ 6,394
Common Class C [Member] | Boost Run Holdings LLC [Member]
Class of Stock [Line Items]
Units outstanding		128	128
Participation threshold price per unit			$ 6,394
Common Class C [Member] | Boost Run Holdings LLC [Member] | August 2025 Bridge Loan Agreement [Member]
Class of Stock [Line Items]
Units issuable			179